Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
16.	LEASES
The Group’s operating leases mainly related to IDC facilities, land, and office facilities. For leases with terms greater than 12 months, the Group records the related asset and obligation at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options that are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2025, finance leases were insignificant.
As of December 31, 2024 and 2025, the Group’s operating leases had a weighted average remaining lease term of 12.7 years and
12.8
years, respectively. As of December 31, 2024 and 2025, the Group’s operating leases had a weighted average discount rate of 3.74% and
3.34
%, respectively.
Operating lease costs were RMB3.5 billion, RMB3.8 billion and RMB3.9 billion (US$546 million) for the years ended December 31, 2023, 2024 and 2025, respectively, which excluded short-term lease costs. Short-term lease costs were RMB547 million, RMB397 million and RMB481 million (US$69 million) for the years ended December 31, 2023, 2024 and 2025, respectively. Variable lease cost was immaterial for the years ended December 31, 2023, 2024 and 2025. For the years ended December 31, 2023, 2024 and 2025, no lease costs for operating or finance leases were capitalized.

Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	3,683	4,176	597
ROU assets obtained in exchange for operating lease liabilities	3,869	2,669	382
Future lease payments under operating leases as of December 31, 2025 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2026	3,447	493
2027	2,412	345
2028	1,275	182
2029	534	76
2030	142	20
Thereafter	132	19

Total future lease payments	7,942	1,135
Less: Imputed interest	377	54

Total lease liability balance	7,565	1,081

As of December 31, 2025, additional operating leases that have not yet commenced were immaterial.